Schedule of Investments (unaudited)	iShares® Global 100 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
BHP Group Ltd.	1,022,506	$30,738,529

France — 4.5%
AXA SA	393,331	11,623,451
Cie. de Saint-Gobain	103,759	6,317,508
Engie SA	372,355	6,200,799
L’Oreal SA	50,833	23,712,387
LVMH Moet Hennessy Louis Vuitton SE	52,669	49,662,244
Orange SA	379,964	4,440,429
Sanofi	231,820	24,956,757
Schneider Electric SE	114,894	20,873,554
Societe Generale SA	151,213	3,932,483
TotalEnergies SE	472,658	27,132,754
Vivendi SE	172,706	1,585,523
		180,437,889
Germany — 3.0%
Allianz SE, Registered	81,584	19,002,854
BASF SE	184,780	8,977,209
Bayer AG, Registered	197,649	10,940,868
Deutsche Bank AG, Registered	415,801	4,371,218
Deutsche Telekom AG, Registered	707,158	15,429,130
E.ON SE	451,681	5,769,957
Mercedes-Benz Group AG	157,119	12,646,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,531	10,335,484
RWE AG	136,043	5,928,249
Siemens AG, Registered	151,714	25,290,857
		118,692,539
Japan — 2.9%
Bridgestone Corp.	123,400	5,069,480
Canon Inc.	208,850	5,489,961
Honda Motor Co. Ltd.	342,400	10,372,618
Mitsubishi UFJ Financial Group Inc.	2,458,300	18,120,311
Nissan Motor Co. Ltd.	475,300	1,950,694
Panasonic Holdings Corp.	468,800	5,748,389
Seven & i Holdings Co. Ltd.	160,220	6,921,847
Sony Group Corp.	253,500	22,883,487
Toyota Motor Corp.	2,534,400	40,733,091
		117,289,878
Netherlands — 0.4%
ING Groep NV	730,231	9,844,678
Koninklijke Philips NV	178,916	3,876,688
		13,721,366
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,035,783	57,033,561
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,213,169	9,320,420
Banco Santander SA	3,378,781	12,508,714
Repsol SA	267,052	3,884,004
Telefonica SA	1,161,890	4,717,222
		30,430,360
Switzerland — 4.8%
ABB Ltd., Registered	346,467	13,630,301
Nestle SA, Registered	538,669	64,797,314
Novartis AG, Registered	484,948	48,892,170
Roche Holding AG, Bearer	5,366	1,762,080
Roche Holding AG, NVS	141,738	43,296,693
Security	Shares	Value

Switzerland (continued)
Swiss Re AG	58,125	$5,856,838
UBS Group AG, Registered	744,918	15,098,492
		193,333,888
United Kingdom — 6.5%
Anglo American PLC	269,101	7,662,243
AstraZeneca PLC	312,681	44,824,134
Aviva PLC	565,048	2,842,897
Barclays PLC	3,034,428	5,928,026
BP PLC	3,660,490	21,312,742
Diageo PLC	471,418	20,266,707
GSK PLC	806,219	14,288,258
HSBC Holdings PLC	4,096,336	32,434,112
National Grid PLC	779,850	10,339,532
Prudential PLC	553,120	7,811,927
Rio Tinto PLC	213,441	13,564,099
Shell PLC	1,434,494	42,793,343
Standard Chartered PLC	489,198	4,256,063
Unilever PLC	530,974	27,650,035
Vodafone Group PLC	5,391,693	5,083,442
		261,057,560
United States — 74.6%
3M Co.	111,730	11,183,056
Abbott Laboratories	349,787	38,133,779
Alphabet Inc., Class A(a)	1,198,593	143,471,582
Alphabet Inc., Class C, NVS(a)	1,031,012	124,721,522
Amazon.com Inc.(a)	1,800,917	234,767,540
American Tower Corp.	93,672	18,166,748
Aon PLC, Class A	41,322	14,264,354
Apple Inc.	2,982,864	578,586,130
Bristol-Myers Squibb Co.	423,844	27,104,824
Caterpillar Inc.	104,695	25,760,205
Chevron Corp.	351,582	55,321,428
Citigroup Inc.	392,753	18,082,348
Coca-Cola Co. (The)	785,233	47,286,731
Colgate-Palmolive Co.	168,028	12,944,877
DuPont de Nemours Inc.	92,164	6,584,196
Emerson Electric Co.	114,955	10,390,782
Exxon Mobil Corp.	815,673	87,480,929
Ford Motor Co.	794,817	12,025,581
General Electric Co.	219,146	24,073,188
Goldman Sachs Group Inc. (The)	67,067	21,631,790
Honeywell International Inc.	134,415	27,891,113
HP Inc.	173,880	5,339,855
Intel Corp.	841,494	28,139,559
International Business Machines Corp.	183,196	24,513,457
Johnson & Johnson	525,363	86,958,084
Johnson Controls International PLC	138,258	9,420,900
JPMorgan Chase & Co.	589,400	85,722,336
Kimberly-Clark Corp.	67,898	9,373,998
Marsh & McLennan Companies Inc.	99,583	18,729,571
McDonald’s Corp.	147,352	43,971,310
Merck & Co. Inc.	511,926	59,071,141
Microsoft Corp.	1,500,106	510,846,097
Morgan Stanley	262,848	22,447,219
Nike Inc., Class B	248,572	27,434,892
Nvidia Corp.	498,949	211,065,406
PepsiCo Inc.	277,947	51,481,343
Pfizer Inc.	1,138,935	41,776,136
Philip Morris International Inc.	313,150	30,569,703
Procter & Gamble Co. (The)	475,515	72,154,646

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Raytheon Technologies Corp.	294,725	$28,871,261
Texas Instruments Inc.	183,118	32,964,902
Walmart Inc.	282,977	44,478,325
		2,985,202,844
Total Long-Term Investments — 99.7%
(Cost: $2,791,213,460)		3,987,938,414

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)	7,110,000	7,110,000

Total Short-Term Securities — 0.2%
(Cost: $7,110,000)		7,110,000

Total Investments — 99.9%
(Cost: $2,798,323,460)		3,995,048,414

Other Assets Less Liabilities — 0.1%		4,394,414
Net Assets — 100.0%		$3,999,442,828
(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$607,245	$—		$(609,108	)(b)	$1,800	$63	$—	—	$1,733	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,900,000	3,210,000	(b)	—		—	—	7,110,000	7,110,000	94,847		—
						$1,800	$63	$7,110,000		$96,580		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	20	09/15/23	$967	$23,150
FTSE 100 Index	15	09/15/23	1,440	(10,530)
S&P 500 E-Mini Index	39	09/15/23	8,752	284,425
				$297,045

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,985,202,844	$1,002,735,570	$—	$3,987,938,414
Short-Term Securities
Money Market Funds	7,110,000	—	—	7,110,000
	$2,992,312,844	$1,002,735,570	$—	$3,995,048,414
Derivative Financial Instruments(a)
Assets
Equity Contracts	$284,425	$23,150	$—	$307,575
Liabilities
Equity Contracts	—	(10,530)	—	(10,530)
	$284,425	$12,620	$—	297,045

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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